Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and Other Receivables
	December 31, 2023	December 31, 2022
Trade accounts receivable	$155,785	$720,085
Sales taxes receivable	39,111	91,416
Other receivables	89,617	424,118
	$284,513	$1,235,619